INCOME TAXES (Tables)	12 Months Ended
Feb. 28, 2015
INCOME TAXES
Schedule of provision (credit) for income tax

	For the year ended February 28, 2013	For the year ended February 28, 2014	For the year ended February 28, 2015
Current
—PRC income tax expenses	$4,708,274	$7,863,965	$11,827,735
Deferred
—PRC income tax expenses	(607,182)	(1,184,211)	(2,459,194)

Total	$4,101,092	$6,679,754	$9,368,541

Schedule of significant components of the deferred tax assets and liabilities

	As of February 28, 2014	As of February 28, 2015
Current deferred tax assets:
Accrued payroll	$3,294,481	$4,630,334
Accrued expenses	244,109	—
Less: valuation allowance	(257,527)	(68,300)

Current deferred tax assets, net	3,281,063	4,562,034

Non-current deferred tax assets:
Property and equipment	50,236	223,178
Intangible assets	303,779	—
Accrued expenses	203,424	—
Prepaid expense	—	357,776
Tax losses carry-forward deferred tax assets	1,102,903	1,497,279
Less: valuation allowance	(1,104,814)	(370,021)

Non-current deferred tax assets, net	555,528	1,708,212

Current deferred tax liabilities:
Accrued ADR income	62,100	62,100

Current deferred tax liabilities	62,100	62,100

Non-current deferred tax liabilities:
Intangible assets	32,344	108,565
Property and equipment	—	118,227

Non-current deferred tax liabilities	$32,344	$226,792

Schedule of reconciliation between the provision for income taxes computed by applying the PRC EIT rates of 25% to income before income taxes and the actual provision for income tax

	For the year ended February 28, 2013	For the year ended February 28, 2014	For the year ended February 28, 2015
Net income before provision for income tax	$37,541,158	$67,285,526	$77,242,373
PRC statutory income tax rate	25%	25%	25%

Income tax at statutory income tax rate	9,385,290	16,821,382	19,310,593
Effect of non-deductible expenses	357,334	190,816	(239,953)
Effect of income tax exemptions and preferential tax rates	(7,070,722)	(13,042,518)	(14,267,821)
Effect of income tax rate difference in other jurisdictions	1,704,671	1,932,953	5,489,742
Change in valuation allowance	(275,481)	777,121	(924,020)

Provision for income tax	$4,101,092	$6,679,754	$9,368,541

Schedule of the increase in income tax expenses and net income per share amounts if Xueersi Education, Yidu Huida, TAL Beijing and Beijing Xintang Sichuang were not in a tax holiday period

	For the year ended February 28, 2013	For the year ended February 28, 2014	For the year ended February 28, 2015
Increase in income tax expenses	$7,070,722	$13,042,518	$14,267,821
Net income per common share—basic	$0.17	$0.30	$0.33
Net income per common share—diluted	$0.17	$0.30	$0.32